Capital Structure (Details Narrative 1) - USD ($)		7 Months Ended	9 Months Ended	12 Months Ended
	Mar. 03, 2016	Jul. 29, 2013	Oct. 09, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 13, 2013
Class of Stock [Line Items]
Preferred stock shares authorized				25,000,000	25,000,000
Preferred stock par value				$ 0.01	$ 0.01
Proceeds from the issuance of preferred shares				$ 0	$ 0
Dividends paid on preferred shares				515,437	2,061,749	$ 2,061,749
Dividends on preferred shares payable				$ 1,994,812	$ 515,437
Trading Symbol				TEUFF
Preferred Class C [Member]
Class of Stock [Line Items]
Preferred stock shares authorized				2,500,000	2,500,000
Dividend rate			9.00%	9.00%
Stated liquidation preference				$ 25.00
Price per preferred share		$ 24.00	$ 24.00				$ 24.00
Dividends paid on preferred shares				$ 515,437	$ 2,061,749	$ 2,061,749
Preferred stock, dividend payment terms

Dividends on Series C Preferred Shares shall accrue and be cumulative, on a 30/360 day count basis, at a rate of 9.00% per annum per $25.00 liquidation preference per Series C Preferred Share, subject to adjustment under certain circumstances as described in the Statement of Designation of the Rights, Preferences and Privileges of the Series C Preferred Shares, and are payable quarterly on January 1, April 1, July 1 and October 1 of each year, when, as and if declared by the Company's Board of Directors, commencing on October 1, 2013.

Preferred shares outstanding				879,833
Issuance of shares issued			916,333
Preferred Class C [Member] | Preferred Stock Redemption Period One [Member]
Class of Stock [Line Items]
Preferred stock, redemption price percentage				101.00%
Stated liquidation preference				$ 25.00
Preferred Class C [Member] | Preferred Stock Redemption Period Two [Member]
Class of Stock [Line Items]
Preferred stock, redemption price per share				25.00
Stated liquidation preference				$ 25.00
Preferred Class C [Member] | OTHER OTC [Member]
Class of Stock [Line Items]
Trading Symbol				TEUCF
Preferred Class C [Member] | Neige International Inc [Member]
Class of Stock [Line Items]
Preferred stock shares purchased by related party		208,333
Preferred Class A [Member]
Class of Stock [Line Items]
Preferred stock shares authorized				1,000,000	1,000,000
Preferred Class B [Member]
Class of Stock [Line Items]
Preferred stock shares authorized				2,500,000	2,500,000
Preferred Class B 1 [Member]
Class of Stock [Line Items]
Preferred stock shares authorized				2,500,000	2,500,000
Securities Purchase Agreement [Member] | Preferred Class C [Member] | unrelated Third Party [Member]
Class of Stock [Line Items]
Maximum purchase price of preferred stock	$ 350,000
Number of shares issued upon conversion	244,119
Number of shares converted	36,500